Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Line Items]
Revenue	€ 1,804,690	€ 1,491,911	€ 1,242,833
Cost of sales	(744,013)	(566,118)	(493,031)
Gross profit	1,060,677	925,793	749,802
Operating expenses
Selling and distribution expenses	(507,122)	(455,851)	(347,371)
General administration expenses	(113,444)	(171,388)	(86,589)
Foreign exchange gain (loss)	(19,641)	(36,056)	45,516
Other income (expense), net	612	(1,810)	1,669
Profit from operations	421,082	260,688	363,027
Finance cost, net	(127,300)	(107,036)	(112,503)
Profit before tax	293,782	153,652	250,524
Income tax expense	(102,180)	(78,630)	(63,413)
Net profit	191,602	75,022	187,111
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	(62,432)	(97,301)	106,276
Items that are reclassified to profit (loss):
Net position of fair value changes of the cash flow hedge	345	(345)
Other comprehensive income (loss), net of tax	(62,087)	(97,646)	106,276
Total comprehensive income (loss)	€ 129,515	€ (22,624)	€ 293,387
Earnings per share
Basic	€ 1.02	€ 0.41	€ 1.02
Diluted	€ 1.02	€ 0.41	€ 1.02